H1 2023 - Product Sales year-on-year analysis	6 Months Ended
Jun. 30, 2023
Additional financial information
H1 2023 - Product Sales year-on-year analysis

Note 8: Additional financial information

Table 27: H1 2023 - Product Sales year-on-year analysis[80]

The CER information in respect of H1 2023 included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			US		Emerging Markets			Europe			Established RoW
	$m	Act % chg	CER % chg	$m	% chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg
Oncology	8,302	17	21	3,666	23	1,953	9	17	1,579	18	21	1,104	13	25
Tagrisso	2,915	8	12	1,102	16	851	6	13	541	6	9	421	(4)	6
Imfinzi	1,976	53	57	1,098	60	183	37	47	339	27	30	356	74	92
Lynparza	1,368	6	10	580	-	278	15	23	365	11	14	145	5	15
Calquence	1,185	31	33	869	18	41	n/m	n/m	225	85	92	50	64	75
Enhertu	104	n/m	n/m	-	-	72	n/m	n/m	24	n/m	n/m	8	n/m	n/m
Orpathys	22	(7)	-	-	-	22	(7)	-	-	-	-	-	-	-
Zoladex	459	(4)	4	6	(3)	339	2	11	66	(3)	1	48	(32)	(24)
Faslodex	153	(14)	(7)	7	(37)	81	-	7	16	(50)	(48)	49	(10)	1
Others	120	(37)	(33)	4	(26)	86	(39)	(35)	3	(53)	(51)	27	(28)	(22)
BioPharmaceuticals: CVRM	5,205	14	19	1,283	11	2,347	12	20	1,168	24	27	407	12	23
Farxiga	2,804	33	39	634	35	1,074	32	41	850	36	40	246	27	39
Brilinta	665	(1)	1	357	2	160	10	17	136	(9)	(7)	12	(57)	(53)
Lokelma	198	53	59	105	35	24	n/m	n/m	25	98	n/m	44	32	47
roxadustat	134	48	59	-	-	134	48	59	-	-	-	-	-	-
Andexxa	89	28	33	37	(12)	-	-	-	29	64	70	23	n/m	n/m
Crestor	585	7	14	26	(23)	458	11	18	32	52	54	69	(11)	(3)
Seloken/Toprol-XL	343	(27)	(20)	1	n/m	333	(27)	(21)	6	(6)	(6)	3	(26)	(11)
Onglyza	127	(8)	(4)	36	(11)	67	1	9	16	(21)	(18)	8	(31)	(28)
Bydureon	89	(37)	(37)	73	(38)	2	(1)	-	14	(32)	(30)	-	-	-
Others	171	(13)	(10)	14	(26)	95	(9)	(3)	60	(13)	(13)	2	(57)	(53)
BioPharmaceuticals: R&I	3,066	6	10	1,291	(1)	893	22	31	581	6	9	301	(3)	6
Symbicort	1,288	-	4	434	(10)	405	32	43	284	(9)	(6)	165	(13)	(6)
Fasenra	744	12	14	468	12	29	66	70	176	15	19	71	(2)	7
Breztri	307	71	76	165	55	81	88	n/m	36	n/m	n/m	25	53	65
Saphnelo	115	n/m	n/m	107	n/m	1	n/m	n/m	3	n/m	n/m	4	n/m	n/m
Tezspire	30	n/m	n/m	-	-	-	-	-	17	n/m	n/m	13	n/m	n/m
Pulmicort	346	4	11	17	(54)	273	16	24	36	2	6	20	(23)	(17)
Bevespi	29	(1)	(1)	17	(23)	3	36	48	9	67	69	-	-	-
Daliresp/Daxas	30	(72)	(72)	24	(77)	1	(16)	(14)	5	(11)	(5)	-	(39)	(36)
Others	177	(30)	(26)	59	(40)	100	(20)	(13)	15	(42)	(39)	3	(3)	-
BioPharmaceuticals: V&I	443	(84)	(83)	-	n/m	149	(83)	(82)	114	(78)	(77)	180	(75)	(72)
COVID-19 mAbs	126	(86)	(85)	-	n/m	5	(95)	(95)	7	(95)	(95)	114	(6)	6
Vaxzevria	28	(98)	(98)	-	n/m	18	(97)	(97)	10	(96)	(96)	-	n/m	n/m
Beyfortus	2	n/m	n/m	-	-	-	-	-	2	n/m	n/m	-	-	-
Synagis	284	1	8	-	n/m	126	17	23	92	(13)	(9)	66	3	15
FluMist	3	n/m	n/m	-	n/m	-	-	-	3	n/m	n/m	-	-	-
Rare Disease	3,819	9	12	2,290	10	324	57	67	767	5	8	438	(6)	4
Soliris	1,648	(18)	(16)	893	(23)	214	60	76	367	(16)	(14)	174	(38)	(33)
Ultomiris	1,364	60	64	815	79	30	-	2	311	38	42	208	46	62
Strensiq	562	25	26	453	28	24	33	26	42	5	8	43	12	23
Koselugo	159	57	57	89	15	38	n/m	n/m	23	n/m	n/m	9	-	-
Kanuma	86	16	17	40	4	18	95	96	24	5	7	4	12	22
Other medicines	613	(27)	(22)	68	(9)	390	(1)	6	48	(28)	(27)	107	(65)	(61)
Nexium	492	(27)	(22)	60	(6)	305	6	14	25	(4)	(2)	102	(65)	(62)
Others	121	(28)	(25)	8	(26)	85	(20)	(15)	23	(44)	(44)	5	(49)	(47)
Total Product Sales	21,448	(1)	3	8,598	4	6,056	-	7	4,257	3	6	2,537	(19)	(11)
[80]

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals.